Stock Awards (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 27, 2014 shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	May. 12, 2015 shares	Nov. 17, 2014 shares	May. 29, 2014 shares	Dec. 31, 2012 shares
Stock Awards (Details) [Line Items]
Share Price (in Dollars per share)						$ 3.00
Share-based Compensation | $		$ 213,000	$ 688,000	$ 959,000	$ 760,000	$ 1,193,708	$ 321,223
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $		$ 2,084,000		$ 2,084,000		$ 1,085,824
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				2 years 186 days		2 years 98 days
Share Based Compensation Arrangement by Share Based Payment Award Number of Incentive Plans		3		3
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in Shares) | shares								50,000
2008 Plan [Member]
Stock Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares) | shares									314,589	14,589
2008 Plan Amendment [Member]
Stock Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares) | shares									1,214,589	314,589
Inducement Options [Member]
Stock Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares) | shares	98,932
Employee Stock Option [Member]
Stock Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares) | shares		548,000		548,000		187,212	11,353				11,489
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)						$ 6.33	$ 37.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $						$ 899,022	$ 396,304
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value (in Dollars per share)				$ 2.56	$ 9.86
Employee Stock Option [Member] | Common Stock [Member]
Stock Awards (Details) [Line Items]
Share Price (in Dollars per share)		$ 3.15		$ 3.15
Restricted Stock [Member]
Stock Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $						$ 19,236	$ 179
Maximum [Member]
Stock Awards (Details) [Line Items]
Share-based Compensation, Arrangement by Share-based Payment, Award, Exercisable Period	10 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years		4 years
Maximum [Member] | 2008 Plan [Member]
Stock Awards (Details) [Line Items]
Share-based Compensation, Arrangement by Share-based Payment, Award, Exercisable Period						7 years
Maximum [Member] | 2008 Plan Amendment [Member]
Stock Awards (Details) [Line Items]
Share-based Compensation, Arrangement by Share-based Payment, Award, Exercisable Period				7 years
Maximum [Member] | Employee Stock Option [Member]
Stock Awards (Details) [Line Items]
Share Price (in Dollars per share)		3.78	$ 14.00	$ 3.78	$ 14.00
Minimum [Member]
Stock Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years		3 years
Minimum [Member] | Employee Stock Option [Member]
Stock Awards (Details) [Line Items]
Share Price (in Dollars per share)		$ 3.19		$ 3.19